Performance Graph - Unaudited (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
United Technologies Corporation [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	$ 131.12	$ 137.98	$ 118.71	$ 89.06	$ 124.44	$ 100.00
S And P 500 Index [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	98.76	96.71	84.05	66.46	105.49	100.00
Dow Jones Industrial Average [Member]
Performance Graph [Line Items]
Cumulative Total Shareholder Return	$ 112.39	$ 103.70	$ 90.91	$ 74.12	$ 108.87	$ 100.00